Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
schedule of property and equipment, net

At December 31, 2025 and June 30, 2026, property and equipment consisted of the following:

	December 31,	June 30,
	2025	2026
	S$’000	S$’000
Computer and software	50	60
Furniture and fittings	11	11
Leasehold industrial property	535	535
Renovations	68	68
	664	674
Accumulated depreciation	(127)	(147)
Property and equipment, net	537	527